Investments Accounted for Using Equity Method - Summarized Financial Information of Associates (Vanguard International Semiconductor Corporation) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Current assets	$ 857,203.1		$ 817,729.1		$ 28,920.5
Noncurrent assets	1,134,528.9		1,068,567.6		38,276.9
Current liabilities	386,890.2		348,286.0		13,053.0
Noncurrent liabilities	110,395.3		178,164.9		$ 3,724.5
NET REVENUE	977,447.2	$ 32,977.3	947,938.3	$ 843,497.4
Other comprehensive income (loss)	(28,821.6)	(972.4)	(11,067.2)	(14,714.2)
Total comprehensive income	$ 316,217.4	$ 10,668.6	320,730.1	288,118.7
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Current assets			25,662.9
Noncurrent assets			9,501.4
Current liabilities			5,975.7
Noncurrent liabilities			804.1
NET REVENUE			25,828.6	23,319.7
Income from operations			6,083.6	4,593.4
Net income			5,389.6	4,253.9
Other comprehensive income (loss)			5.6	(61.9)
Total comprehensive income			5,395.2	4,192.0
Cash dividends received			$ 1,207.0	$ 1,206.4